UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York,	NY 10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31,

Date of reporting period: January 31, 2005

ITEM 1.    REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

DIVERSIFIED STRATEGIC

INCOME FUND

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   JANUARY 31, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

Classic Series

Semi-Annual Report  •  January 31, 2005

SMITH BARNEY DIVERSIFIED

STRATEGIC INCOME FUND

ROGER M. LAVAN, CFA

Roger M. Lavan has 20 years of securities experience.

BETH A. SEMMEL, CFA

Beth A. Semmel has 23 years of securities business experience.

PETER J. WILBY, CFA

Peter J. Wilby has 22 years of securities business experience.

DAVID M. ZAHN, CFA

David M. Zahn has 11 years of securities business experience.

OLIVIER ASSELIN

Olivier Asselin has 16 years of securities business experience.

FUND OBJECTIVE

Seeks high current income by investing primarily in U.S. government securities and U.S. government mortgage-related securities, foreign government securities, including securities issued by supranational organizations and U.S. and foreign corporate debt securities.

What’s Inside

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

During the six-month period ended January 31, 2005, the U.S. bond markets generated positive results, with the Lehman Brothers Aggregate Bond Indexi returning 3.81%.

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the presidential election, the U.S. economy continued to expand during the period. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)ii growth was a robust 4.0% in the third quarter. The advance estimate for fourth quarter GDP was 3.1%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)iii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiv by 0.25% to 1.25% on June 30, 2004 — the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, and December 2004, bringing the target for the federal funds rate to 2.25%. Following the end of the fund’s reporting period, at its February meeting, the Fed raised its target for the federal funds rate by an additional 0.25% to 2.50%. Regardless of the economic expansion and higher interest rates, the overall bond market surprised many people by generating relatively strong returns during the period.

The U.S. high-yield bond market as represented by the Citigroup High Yield Market Index,v returned 7.95%, outperforming nearly all other fixed income asset classes for the period. Improvement in the U.S. economy has proved favorable for corporate earnings and the corporate bond credit environment. While markets will fluctuate, the high-yield market has remained healthy from a fundamental perspective, as many companies generated better-than-expected earnings and default rates continued to decline.

Emerging markets debt performed strongly through the six-month period ended January 31, 2005, returning 11.72% as represented by the J.P. Morgan Emerging Markets Bond Index Global (“EMBI Global”).vi Continually improving country fundamentals and strong market technicals outweighed the downward pressure exerted throughout the period by Fed tightening. Continued strength in commodity prices, including metals, agriculture, and oil provided positive support for many emerging market countries.

Performance Review

For the six-months ended January 31, 2005, Class A shares of the Smith Barney Diversified Strategic Income Fund, excluding sales charges, returned 6.47%. These shares outperformed the fund’s unmanaged benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.81% for the same period. The Lipper Multi-Sector Income Funds Category Average1 was 7.61%.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 114 funds in the fund’s Lipper category, and excluding sales charges.

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PERFORMANCE SNAPSHOT

AS OF JANUARY 31, 2005

(excluding sales charges)

(unaudited)

6 Months
Diversified Strategic Income Fund — Class A Shares	6.47%

Lehman Brothers Aggregate Bond Index	3.81%

Lipper Multi-Sector Income Funds Category Average	7.61%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 6.32%, Class C shares returned 6.22% and Class Y shares returned 6.79% over the six months ended January 31, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

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As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 25, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the fund’s share price. In addition, the fund invests in high-yield securities. These issues are lower-rated and inherently more risky than higher-rated fixed-income securities. Bond and mortgage-related securities are subject to interest rate and market risks. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

[i]	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
ii	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
vi	J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Columbia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

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Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2004 and held for the six months ended January 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1) (unaudited)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	6.47%	$1,000.00	$1,064.70	0.97%	$5.05

Class B	6.32	1,000.00	1,063.20	1.47	7.64

Class C	6.22	1,000.00	1,062.20	1.47	7.64

Class Y	6.79	1,000.00	1,067.90	0.62	3.23

(1)	For the six months ended January 31, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1) (unaudited)

	Hypothetical Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,020.32	0.97%	$4.94

Class B	5.00	1,000.00	1,017.80	1.47	7.48

Class C	5.00	1,000.00	1,017.80	1.47	7.48

Class Y	5.00	1,000.00	1,022.08	0.62	3.16

(1)	For the six months ended January 31, 2005.
(2)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Schedule of Investments (unaudited)	January 31, 2005

FACE AMOUNT		SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.9%
U.S. Government Agencies — 30.6%
		Federal Home Loan Mortgage Corporation (FHLMC):
$ 1,693,882		6.500% due 12/1/31 (a)	$1,775,813
53,800,000		5.000% due 12/1/34 (b)(c)	53,732,750
15,000,000		5.500% due 12/1/34 (b)(c)	15,290,625
13,500,000		6.500% due 12/1/34 (b)(c)	14,141,250
		Federal National Mortgage Association (FNMA):
4,020,159		5.500% due 12/1/16 (a)	4,154,221
4,499,729		6.500% due 5/1/31 (a)	4,752,176
6,780,709		7.500% due 3/1/32 (a)	7,267,122
3,830,419		7.000% due 5/1/32 (a)	4,056,377
34,013,035		6.000% due 6/1/32 (a)	35,324,776
33,800,000		4.500% due 12/1/34 (b)(c)	32,997,250
21,250,000		5.000% due 12/1/34 (b)(c)	21,203,505
67,000,000		5.500% due 12/1/34 (b)(c)	68,235,346
40,000,000		6.000% due 12/1/34 (b)(c)	41,312,480
23,000,000		6.500% due 12/1/34 (b)(c)	24,070,926
		Government National Mortgage Association (GNMA):
1,876,975		7.500% due 9/15/31 (a)	2,015,305
6,369,734		7.000% due 3/15/32 (a)	6,766,235
13,139,091		6.500% due 8/15/34 (a)	13,847,548

			350,943,705

U.S. Treasury Obligations — 4.3%
		U.S. Treasury Notes:
15,250,000		3.125% due 4/15/09 (e)	14,970,620
5,000,000		4.000% due 11/15/12 (d)	5,006,255
7,000,000		3.875% due 2/15/13 (d)	6,930,280
8,345,000		4.000% due 2/15/14 (d)	8,280,460
14,700,000		4.250% due 8/15/14 (d)	14,840,693

			50,028,308

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $396,838,150)	400,972,013

FACE AMOUNT	RATING(f)	SECURITY	VALUE
CORPORATE BONDS & NOTES — 36.4%
CONSUMER DISCRETIONARY — 10.6%
Auto Components — 0.6%
580,000	B+	Arvin Capital Trust I, Jr. Sub. Notes, 9.500% due 2/1/27	606,100
1,260,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	1,324,269
2,550,000	CCC-	Eagle-Picher, Inc., Sr. Notes, 9.750% due 9/1/13	2,256,750
		TRW Automotive Inc.:
1,606,000	BB-	Sr. Notes, 9.375% due 2/15/13	1,814,780
260,000	BB-	Sr. Sub. Notes, 11.000% due 2/15/13	305,500

			6,307,399

Automobiles — 0.2%
2,200,000	BBB	DaimerChrysler NA Holding Co., Notes, 4.050% due 6/4/08	2,190,846

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE

Hotels, Restaurants & Leisure — 3.6%
$ 2,050,000	B	Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due 2/15/09	$2,306,250
3,875,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	4,310,937
1,600,000	CCC+	Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10	1,716,000
2,350,000	B-	FelCor Lodging L.P., 8.500% due 6/1/11	2,655,500
1,825,000	B-	Herbst Gaming Inc., Sr. Sub. Notes, 8.125% due 6/1/12	1,943,625
2,555,000	B+	Host Marriott L.P., Sr. Notes, 9.500% due 1/15/07	2,778,563
1,600,000	CCC+	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	1,344,000
1,900,000	B	Kerzner International Inc., Sr. Sub. Notes, 8.875% due 8/15/11	2,080,500
200,000	CCC+	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (g)	210,500
		Mandalay Resort Group:
1,725,000	BB-	Series B, 10.250% due 8/1/07	1,957,875
585,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	640,575
2,525,000	CCC+	Meristar Hospitality Corp., Sr. Notes, 10.500% due 6/15/09	2,745,938
4,125,000	BB+	MGM Mirage Inc., Sr. Notes, 6.750% due 9/1/12	4,341,563
		Park Place Entertainment Corp., Sr. Sub. Notes:
1,150,000	BB-	8.875% due 9/15/08	1,298,062
4,275,000	BB-	8.125% due 5/15/11 (d)	4,916,250
2,500,000	B-	Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.750% due 10/1/13	2,718,750
		Six Flags Inc., Sr. Notes:
775,000	CCC	9.750% due 4/15/13	742,062
475,000	CCC	9.625% due 6/1/14	450,062
2,020,000	B	Venetian Casino Resort LLC, Second Mortgage, Notes, 11.000% due 6/15/10	2,292,700

			41,449,712

Media — 5.2%
2,050,000	B-	Advanstar Communications Inc., 10.750% due 8/15/10	2,316,500
3,595,000	BBB+	AT&T Broadband Corp., 8.375% due 3/15/13	4,447,820
1,015,000	B+	Cenveo Inc., Sr. Sub. Notes, 9.625% due 3/15/12	1,096,200
		Charter Communications Holdings LLC, Sr. Discount Notes:
5,600,000	CCC-	Step bond to yield 11.750% due 1/15/10	4,984,000
2,340,000	CCC-	Step bond to yield 11.669% due 1/15/11	1,848,600
3,375,000	CCC-	Step bond to yield 13.874% due 5/15/11	2,362,500
		CSC Holdings Inc.:
585,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	640,575
4,795,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	5,406,362
634,000	B	Dex Media East, LLC, Sr. Sub. Notes, 12.125% due 11/15/12	762,385
2,417,000	B	Dex Media West, LLC, Sr. Sub. Notes, Series B, 9.875% due 8/15/13	2,752,359
2,125,000	BB-	DIRECTV Holdings, Sr. Notes, 8.375% due 3/15/13	2,403,906
		EchoStar DBS Corp., Sr. Notes:
1,635,000	BB-	9.125% due 1/15/09	1,786,237
2,250,000	BB-	6.625% due 10/1/14 (g)	2,283,750
1,375,000	B-	Houghton Mifflin Co., Sr. Discount Notes, 11.492% due 10/15/13	941,875
2,200,000	B-	Insight Communications Inc., Sr. Discount Notes, step bond
		to yield 13.150% due 2/15/11	2,167,000
225,000	B+	Insight Midwest, Inc., Sr. Notes, 10.500% due 11/1/10	246,375
500,000	B-	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	555,000
2,675,000	B	Mediacom Communications Corp., Sr. Notes, 9.500% due 1/15/13	2,681,688
1,325,000	B-	Nextmedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11	1,497,250
1,025,000	B+	Panamsat Corp., Sr. Notes, 9.000% due 8/15/14 (g)	1,119,813

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE

Media — 5.2% (continued)
		Paxson Communications Corp.:
$ 1,290,000	CCC-	Sr. Sub. Discount Notes, step bond to yield 11.374% due 1/15/09	$1,251,300
595,000	CCC-	Sr. Sub. Notes, 10.750% due 7/15/08	629,213
2,030,000	B-	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	2,217,775
		RH Donnelley Corp., Sr. Sub. Notes:
950,000	B+	10.875% due 12/15/12	1,116,250
450,000	B+	10.875% due 12/15/12 (g)	528,750
3,800,000	B+	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	4,218,000
1,440,000	CCC+	Spanish Broadcasting Systems Inc., Sr. Sub. Notes, 9.625% due 11/1/09	1,515,600
2,575,000	BBB+	Time Warner, Inc., 7.625% due 4/15/31	3,181,876
2,500,000	B-	Vertis, Inc., Sr. Notes, 9.750% due 4/1/09 (d)	2,731,250
536,000	BB-	Yell Finance B.V., Sr. Discount Notes, step bond to yield 12.263% due 8/1/11	527,960
50,000	CCC+	Young Broadcasting Inc., Sr. Sub. Notes, 8.750% due 1/15/14	50,000

			60,268,169

Multiline Retail — 0.2%
2,018,000	BB+	J.C. Penney Co., Inc., Notes, 9.000% due 8/1/12	2,477,095

Specialty Retail — 0.6%
1,000,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	1,025,000
		Service Corp. International:
1,025,000	BB	Debentures, 7.875% due 2/1/13	1,101,875
		Sr. Notes:
1,290,000	BB	6.875% due 10/1/07	1,354,500
1,590,000	BB	6.500% due 3/15/08	1,639,687
1,625,000	B	Tempur-Pedic, Inc., Sr. Sub. Notes, 10.250% due 8/15/10	1,852,500

			6,973,562

Textiles & Apparel — 0.2%
1,165,000	CCC+	Levi Strauss & Co., Sr. Notes, 11.625% due 1/15/08	1,226,163
686,000	B+	William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11	770,035

			1,996,198

		TOTAL CONSUMER DISCRETIONARY	121,662,981

CONSUMER STAPLES — 1.7%
Food & Drug Retailing — 1.1%
825,000	BB-	Ahold Finance USA, Inc., 8.250% due 7/15/10	936,375
792,035	BB	Ahold Lease USA, Inc., Series A-1, 7.820% due 1/2/20	857,873
2,750,000	CCC+	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07	2,681,250
1,600,000	CCC+	General Nutrition Centers, Inc., Sr. Sub. Notes, 8.500% due 12/1/10	1,448,000
900,000	B	Jean Coutu Group (PJC) Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (g)	902,250
2,225,000	B-	Rite Aid Corp., Sr. Notes, 11.250% due 7/1/08	2,405,781
2,500,000	BBB	Safeway Inc., Debentures, 7.250% due 2/1/31	2,921,680

			12,153,209

Food Products — 0.5%
730,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	787,487
985,000	BB-	Dean Foods Corp., Sr. Notes, 6.900% due 10/15/17	1,014,550
1,000,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	1,116,250
2,600,000	BBB+	Kraft Foods, Inc., 5.625% due 11/1/11	2,761,754

			5,680,041

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE

Household Products — 0.1%
$ 650,000	CCC	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	$651,625
500,000	CCC	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	412,500

			1,064,125

		TOTAL CONSUMER STAPLES	18,897,375

ENERGY — 2.9%
Energy Equipment & Services — 2.0%
6,025,000	B-	Dynegy Holdings Inc., Sr. Secured Notes, 9.160% due 7/15/08 (g)(h) El Paso Corp., Sr. Notes:	6,552,187
4,000,000	CCC+	7.875% due 6/15/12	4,180,000
1,850,000	CCC+	7.800% due 8/1/31	1,803,750
550,000	CCC+	7.750% due 1/15/32	537,625
1,600,000	B	Key Energy Services Inc., Sr. Notes, Series C, 8.375% due 3/1/08	1,678,000
1,000,000	CCC+	NGC Corp., Sr. Debentures, 7.125% due 5/15/18	852,500
725,000	BB-	Superior Energy Services Inc., LLC, Sr. Notes, 8.875% due 5/15/11	792,062
		The Williams Cos., Inc., Notes:
2,000,000	B+	7.125% due 9/1/11	2,185,000
1,550,000	B+	7.625% due 7/15/19	1,728,250
2,375,000	B+	7.875% due 9/1/21	2,707,500
200,000	B+	8.750% due 3/15/32	241,000

			23,257,874

Oil & Gas — 0.9%
1,625,000	B+	Magnum Hunter Resources Inc., Sr. Notes, 9.600% due 3/15/12	1,864,688
750,000	A-	Petronas Capital Ltd., Sr. Notes, 7.000% due 5/22/12 (g)	859,811
1,760,000	B+	Plains Exploration and Production Co., Sr. Sub. Notes, 8.750% due 7/1/12	1,958,000
435,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	467,625
1,490,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	1,661,350
1,485,000	BBB	Valero Energy Corp., 4.750% due 6/15/13	1,478,116
		Vintage Petroleum:
1,015,000	BB-	Sr. Notes, 8.250% due 5/1/12	1,121,575
375,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	402,187

			9,813,352

		TOTAL ENERGY	33,071,226

FINANCIALS — 3.9%
Banks — 0.7%
4,050,000	AA-	Bank of America Corp., Sr. Notes, 4.250% due 10/1/10	4,054,289
3,250,000	A-	Standard Chartered Bank PLC, Sub. Notes, 8.000% due 5/30/31 (g)	4,270,461

			8,324,750

Diversified Financials — 3.1%
		Alamosa Holdings, Inc.:
1,657,000	CCC+	Sr. Notes, 11.000% due 7/31/10	1,938,690
1,127,000	CCC+	Zero coupon bond to yield 11.437% due 7/31/09	1,219,977
1,500,000	BBB-	Aries Vermogen Inc., Notes, 9.600% due 10/25/14 (g)	1,861,875
2,075,000	B-	BCP Caylux Holdings, Luxembourg SCA, Sr. Sub. Notes,
		9.625% due 6/15/14 (g)	2,313,625
3,867,000	B-	Canwest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (d)(g)	4,157,025
370,000	BB-	Case Credit Corp., 6.750% due 10/21/07	379,250
5,475,000	AAA	General Electric Capital Corp., 6.000% due 6/15/12 (d)	5,992,930

See Notes to Financial Statements.

10        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE

Diversified Financials — 3.1% (continued)
$ 4,275,000	BBB-	General Motors Acceptance Corp., 6.875% due 9/15/11	$4,298,457
2,000,000	BB-	Huntsman Advanced Materials, Sr. Secured Notes, 11.000% due 7/15/10 (g)	2,360,000
3,735,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	3,738,403
2,700,000	A+	Morgan Stanley, 6.600% due 4/1/12	3,019,955
3,920,000	CCC-	Ocwen Capital Trust, Jr. Sub. Notes, 10.875% due 8/1/27 (d)	4,018,000

			35,298,187

Insurance — 0.1%
1,515,000	BB	Markel Capital Trust I, Jr. Sub. Notes, Series B, 8.710% due 1/1/46	1,691,229

		TOTAL FINANCIALS	45,314,166

HEALTHCARE — 1.2%
Healthcare Equipment & Supplies — 0.2%
750,000	B-	Medical Device Manufacturing, Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (g)	813,750
1,340,000	B	Sola International Inc., Sr. Notes, 6.875% due 3/15/08	1,355,413

			2,169,163

Healthcare Providers & Services — 0.9%
2,000,000	B-	Ameripath Inc., 10.500% due 4/1/13	2,100,000
695,000	B	Extendicare Health Services Inc., Sr. Notes, 9.500% due 7/1/10	774,925
2,075,000	B-	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	2,246,188
1,075,000	CCC+	InSight Health Services Corp., Series B, 9.875% due 11/1/11	1,075,000
		Tenet Healthcare Corp.:
3,400,000	B	Notes, 7.375% due 2/1/13	3,145,000
		Sr. Notes:
500,000	B	5.375% due 11/15/06	513,750
25,000	B	9.875% due 7/1/14 (g)	26,062

			9,880,925

Pharmaceuticals — 0.1%
1,675,000	CC	aaiPharma Inc., 12.000% due 4/1/10	1,264,625

		TOTAL HEALTHCARE	13,314,713

INDUSTRIALS — 2.8%
Aerospace & Defense — 0.2%
2,275,000	BB-	Sequa Corp., Sr. Notes, Series B, 8.875% due 4/1/08	2,457,000

Airlines — 0.2%
		Continental Airlines Inc., Pass-Through Certificates:
2,025,000	B	Class D, 7.568% due 12/1/06	1,566,948
415,950	BB	Series 00-2, Class C, 8.312% due 4/2/11	330,741
		United Airlines Inc., Pass-Through Certificates:
916,449	NR	Series 00-1, Class B, 8.030% due 7/1/11 (i)	167,079
2,160,129	NR	Series 00-2, Class B, 7.811% due 10/1/09 (i)	610,442
		Series 01-1:
440,000	NR	Class B, 6.932% due 9/1/11 (i)	153,127
990,000	NR	Class C, 6.831% due 9/1/08 (i)	81,298

			2,909,635

See Notes to Financial Statements.

11        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE

Building Products — 0.6%
$ 370,000	B-	Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12	$407,000
1,475,000	CCC+	Brand Services Inc., Sr. Sub. Notes, 12.000% due 10/15/12	1,670,437
600,000	B-	Goodman Global Holdings, Sr. Notes, 5.760% due 6/15/12 (g)(h)	618,000
1,575,000	BB-	Schuler Homes Inc., Sr. Sub. Notes, 10.500% due 7/15/11	1,807,312
740,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	862,100
1,175,000	CCC+	THL Buildco (Nortek Inc.), Sr. Sub. Notes, 8.500% due 9/1/14	1,213,188

			6,578,037

Commercial Services & Supplies — 0.5%
3,875,000	B	Iron Mountain, Inc., Sr. Sub. Notes, 8.625% due 4/1/13	4,117,188
1,715,000	B+	Stewart Enterprises Inc., Sr. Sub. Notes, 10.750% due 7/1/08	1,860,775

			5,977,963

Electrical Equipment — 0.2%
		Muzak LLC.:
1,975,000	CCC-	Sr. Notes, 10.000% due 2/15/09	1,861,438
550,000	CCC-	Sr. Sub. Notes, 9.875% due 3/15/09	391,875

			2,253,313

Machinery — 0.8%
		Allied Waste North America Inc., Sr. Notes, Series B:
2,260,000	BB-	8.500% due 12/1/08	2,367,350
1,500,000	B+	7.375% due 4/15/14	1,372,500
1,080,000	NR	Aqua Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08	923,400
875,000	B-	Columbus McKinnon Corp., Sr. Notes, 10.000% due 8/1/10	975,625
100,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (g)	102,750
1,385,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	1,520,037
580,000	B+	NMHG Holding Co., 10.000% due 5/15/09	643,800
1,025,000	B	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11	1,142,875

			9,048,337

Marine — 0.1%
835,000	BB+	Windsor Petroleum Transportation Corp., Notes, 7.840% due 1/15/21 (g)	904,855

Trading Companies & Distributors — 0.2%
2,525,000	B	Wesco Distribution Inc., 9.125% due 6/1/08	2,600,750

		TOTAL INDUSTRIALS	32,729,890

INFORMATION TECHNOLOGY — 1.3%
Communications Equipment — 0.8%
5,450,000	B	Lucent Technologies, Debentures, 6.450% due 3/15/29	4,891,375
		Northern Telecom Capital Corp.:
1,650,000	B-	Notes, 6.875% due 9/1/23	1,567,500
795,000	B-	Sr. Notes, 7.875% due 6/15/26	789,038
1,900,000	CCC-	SBA Communications Corp., Sr. Discount Notes, 9.416% due 12/15/11	1,645,875

			8,893,788

Electronic Equipment & Instruments — 0.2%
		Thomas & Betts Corp., Sr. Notes:
1,980,000	BBB-	6.625% due 5/7/08	2,106,292
575,000	BBB-	7.250% due 6/1/13	628,148

			2,734,440

See Notes to Financial Statements.

12        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE
IT Consulting & Services — 0.1%
$ 1,280,000	BB+	Unisys Corp., Sr. Notes, 6.875% due 3/15/10	$1,324,800

Semiconductor Equipment & Products — 0.2%
		Amkor Technology, Inc.:
850,000	B	Sr. Notes, 9.250% due 2/15/08	845,750
1,450,000	CCC+	Sr. Sub. Notes, 10.500% due 5/1/09	1,406,500

			2,252,250

		TOTAL INFORMATION TECHNOLOGY	15,205,278

MATERIALS — 5.3%
Chemicals — 2.7%
1,665,000	B+	ACETEX Corp., Sr. Notes, 10.875% due 8/1/09	1,810,687
960,000	BB-	Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11	1,068,000
		FMC Corp.:
625,000	BB+	Series A, 6.750% due 5/5/05	633,609
1,500,000	BB+	Sr. Secured Notes, 10.250% due 11/1/09	1,713,750
14,560,000	Caa2*	Huntsman International LLC, Sr. Discount Notes, zero coupon bond to yield 14.162% due 12/31/09 (d)	8,244,600
1,435,000	BB-	ISP Chemco, Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	1,607,200
1,620,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	1,773,900
1,500,000	B+	Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12	1,770,000
1,400,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	1,660,750
3,000,000	B+	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08	3,345,000
570,000	B-	OM Group Inc., Sr. Sub. Notes, 9.250% due 12/15/11	609,900
1,525,000	CCC	Resolution Performance Products LLC, Sr. Sub. Notes, 13.500% due 11/15/10	1,688,938
		Rhodia S.A.:
1,000,000	CCC+	Sr. Notes, 7.625% due 6/1/10	1,025,000
1,700,000	CCC+	Sr. Sub Notes, 8.875% due 6/1/11	1,751,000
135,000	B+	Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08	166,725
1,674,000	BB-	Westlake Chemical Corp., 8.750% due 7/15/11	1,870,695

			30,739,754

Containers & Packaging — 1.1%
1,750,000	B+	Anchor Glass Container Corp., 11.000% due 2/15/13	1,890,000
800,000	B-	Berry Plastics Corp., 10.750% due 7/15/12	916,000
3,230,000	BB-	Owens-Brockway, Inc., 8.875% due 2/15/09	3,508,588
1,850,000	B+	Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11	2,090,500
		Pliant Corp.:
850,000	CCC+	Sr. Secured Notes, 11.125% due 9/1/09	931,813
220,000	CCC+	Sr. Sub. Notes, 13.000% due 6/1/10	216,700
1,175,000	CCC-	Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10	1,072,188
		Tekni-Plex Inc.:
900,000	CCC-	Sr. Secured Notes, 8.750% due 11/15/13 (g)	904,500
1,495,000	CCC-	Sr. Sub. Notes, Series B, 12.750% due 6/15/10	1,386,612

			12,916,901

Metals & Mining — 0.5%
1,750,000	B	IMCO Recycling Inc., Sr. Notes, 10.375% due 10/15/10	1,977,500
1,300,000	B-	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	1,410,500
1,025,000	B-	Mueller Holdings Inc., step bond to yield 11.980% due 4/15/14	702,125

See Notes to Financial Statements.

13        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE

Metals & Mining — 0.5% (continued)
$ 1,610,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	$1,977,233
480,000	B-	Wolverine Tube Inc., Sr. Notes, 10.500% due 4/1/09	513,600

			6,580,958

Paper & Forest Products — 1.0%
1,175,000	BB-	Abitibi-Consolidated Inc., Notes, 8.550% due 8/1/10	1,267,531
1,500,000	B+	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	1,620,000
825,000	BB	Bowater Inc., Debentures, 9.500% due 10/15/12	941,515
		Buckeye Technologies Inc., Sr. Sub. Notes:
770,000	B	9.250% due 9/15/08	773,850
2,025,000	B	8.000% due 10/15/10	2,040,187
1,200,000	BB-	Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14	1,218,000
3,100,000	B	Stone Container Corp., Sr. Notes, 7.375% due 7/15/14	3,208,500

			11,069,583

		TOTAL MATERIALS	61,307,196

TELECOMMUNICATION SERVICES — 4.2%
Diversified Telecommunication Services — 2.5%
		AirGate PCS, Inc., Sr. Sub. Notes:
962,600	CCC	9.375% due 9/1/09	1,034,795
300,000	B-	6.410% due 10/15/11 (g)(h)	310,500
600,000	BB+	AT&T Corp., Sr. Notes, 7.300% due 11/15/11	699,000
1,780,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 15.233% due 2/1/10 (i)(j)	178
1,650,000	CCC+	Iwo Escrow Co., Secured Notes, 6.320% due 1/15/12 (g)(h)	1,658,250
175,000	B+	MCI Inc., Sr. Notes, 8.735% due 5/1/14	191,844
2,375,000	BB+	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	2,630,313
844,000	B-	Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09	949,500
		Qwest Services Corp.:
4,555,000	B	13.500% due 12/15/10 (g)	5,431,838
2,905,000	BB-	8.875% due 3/15/12 (g)	3,318,963
1,305,000	B	14.000% due 12/15/14 (g)	1,641,038
		Sprint Capital Corp.:
2,525,000	BBB-	6.900% due 5/1/19	2,854,881
4,425,000	BBB-	6.875% due 11/15/28 (d)	4,963,713
2,500,000	CCC+	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	2,925,000

			28,609,813

Wireless Telecommunication Services — 1.7%
		American Tower Corp.:
845,000	CCC+	Sr. Notes, 9.375% due 2/1/09	892,531
900,000	CCC+	Sr. Sub. Discount Notes, zero coupon to yield 14.330% due 8/1/08 (k)	680,625
		AT&T Wireless Services, Inc., Sr. Notes:
2,000,000	A	8.125% due 5/1/12	2,419,128
9,075,000	A	8.750% due 3/1/31 (d)	12,520,260
		Crown Castle International Corp., Sr. Notes:
1,535,000	CCC+	10.750% due 8/1/11	1,665,475
1,150,000	CCC+	7.500% due 12/1/13	1,226,187

			19,404,206

		TOTAL TELECOMMUNICATION SERVICES	48,014,019

See Notes to Financial Statements.

14        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE

UTILITIES — 2.5%
Electric Utilities — 2.5%
		The AES Corp., Sr. Notes:
$ 3,255,000	B-	9.500% due 6/1/09	$3,661,875
100,000	B-	7.750% due 3/1/14	106,375
2,000,000	B+	Allegheny Energy, Sr. Notes, 10.250% due 11/15/07 (g)	2,250,000
475,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	549,187
		Calpine Corp., Sr. Notes:
3,980,000	B	8.500% due 7/15/10 (g)	3,144,200
895,000	B	8.750% due 7/15/13 (g)	684,675
		Edison Mission Energy, Sr. Notes:
3,255,000	B+	10.000% due 8/15/08	3,775,800
2,100,000	B+	9.875% due 4/15/11	2,464,875
4,000,000	B	NRG Energy, Inc., Sr. Notes, 8.000% due 12/15/13 (g)	4,330,000
1,910,000	B	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	2,397,050
		Reliant Resources Inc., Sr. Secured Notes:
4,000,000	B+	9.250% due 7/15/10	4,470,000
625,000	B+	9.500% due 7/15/13	703,125

		TOTAL UTILITIES	28,537,162

		TOTAL CORPORATE BONDS & NOTES (Cost — $387,228,233)	418,054,006

ASSET-BACKED SECURITIES — 5.0%
7,816,000	A	Amortizing Residential Collateral Trust, Series 2002-BC6,
		Class M2, 3.730% due 8/25/32 (d)(h)	7,882,545
3,249,851	BBB+	Argent Nim Trust, Series 2004-WN8, Class A, 4.700% due 7/25/34 (g)	3,240,266
6,000,000	A	Asset Backed Securities Corp., Home Loan Equity Trust,
		Series 2003-HE2, Class M2, 4.380% due 4/15/33 (d)(h)	6,102,512
		Bear Stearns Asset Backed Securities:
861,733	BBB	Series 2003-HE1N, Class N1, 6.500% due 8/25/05 (g)	864,455
1,612,158	BBB	Series 2004-FR1, Class A1, 5.000% due 5/25/34 (g)	1,604,802
2,270,078	BBB	Series 2004-HE6, Class A1, 5.250% due 8/25/34 (g)	2,264,157
		Countrywide Asset-Backed Certificates:
3,820,000	AA	Series 2004-5, Class M4, 3.780% due 6/25/34 (h)	3,795,901
2,254,358	BBB	Series 2004-5N, Class N1, 5.500% due 10/25/35 (g)	2,251,921
4,513,839	A	CS First Boston Mortgage Securities Corp.,
		Series 2001-HE12, Class M2, 3.750% due 9/25/31 (h)	4,524,865
3,408,512	B	First Consumers Master Trust, Series 2001-A, Class A, 2.790% due 9/15/08 (h)	3,385,078
2,623,777	Caa2*	Independence II CDO, Ltd., Series 2A, Class C, 4.710% due 8/7/36 (g)(h)	26,238
4,530,000	BBB	Metris Master Trust Series 2001-2, Class B, 3.600% due 11/20/09 (h)	4,501,762
		Novastar Home Equity Loan:
1,310,000	A	Series 2003-4, Class M2, 4.160% due 2/25/34 (h)	1,351,220
2,880,000	A+	Series 2004-1, Class M4, 3.510% due 6/25/34 (h)	2,889,181
4,000,000	A	Residential Asset Securities Corp., Series 2002-KS2,
		Class MII2, 3.630% due 4/25/32 (h)	4,027,869
		Sail Net Interest Margin Notes:
344,380	BBB	Series 2003-3, Class A, 7.750% due 4/27/33 (g)	345,489
393,284	BBB	Series 2003-13A, Class A, 6.750% due 11/27/33 (g)	391,590
2,103,273	BBB	Series 2004-2A, Class A, 5.500% due 3/27/34 (g)	2,110,988
2,155,583	BBB+	Series 2004-4A, Class A, 5.000% due 4/27/34 (g)	2,163,777
1,954,103	BBB	Series 2004-11A, Class A2, 4.750% due 1/27/35 (g)	1,954,826

See Notes to Financial Statements.

15        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE

ASSET-BACKED SECURITIES — 5.0% (continued)
$ 686,069	BB+	Series 2004-11A, Class B, 7.500% due 1/27/35 (g)	$658,901
887,301	BBB-	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (g)	887,655
6,163,720	C*	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 3.540% due 11/1/35 (g)(i)(j)	61,637

		TOTAL ASSET-BACKED SECURITIES (Cost — $61,657,104)	57,287,635

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) — 1.7%
9,215,241	D	Airplanes Pass Through Trust, Corporate Collateralized Mortgage Obligation, Series D, 10.900% due 3/12/12 (i)(j)	0
2,840,000	A	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 3.730% due 11/25/34 (h)	2,891,635
		Commercial Mortgage Pass-Through Certificates:
6,195,918	AAA	Series 2001-J2A, Class A1, 5.450% due 7/16/34 (d)(g)	6,433,132
2,385,011	A+	Series 2003-FL9, Class E, 3.480% due 11/15/15 (g)(h)	2,402,540
11,973,653	NR	GNMA, Series 2003-12, Class IN, 5.500% due 2/16/28	1,125,945
6,850,000	A2*	Merit Securities Corporation, Series 11PA, Class B2, 4.060% due 9/28/32 (d)(g)(h)	6,975,451

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $29,010,725)	19,828,703

SHARES		SECURITY	VALUE
COMMON STOCK — 0.4%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
7,044		NTL Inc. (l)	479,203

CONSUMER STAPLES — 0.0%
Food & Drug Retailing — 0.0%
24,971		Aurora Foods Inc. (j)(l)	0

INDUSTRIAL — 0.0%
Aerospace & Defense — 0.0%
3,163		Northrop Grumman Corp.	164,096

Commercial Services & Supplies — 0.0%
1,177		Outsourcing Solutions, Inc. (j)(l)	4,121

		TOTAL INDUSTRIAL	168,217

INFORMATION TECHNOLOGY — 0.0%
Semiconductor Equipment & Products — 0.0%
1,372		Freescale Semiconductor, Class B (l)	23,969

TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.3%
39,759		AirGate PCS, Inc. (l)	1,453,987
3,736		McLeodUSA Inc. (l)	1,980
12,427		Motorola Inc.	195,601
19,250		Pagemart Nationwide Inc. (j)(l)	192
77,826		Telewest Global Inc. (l)	1,311,368

			2,963,128

See Notes to Financial Statements.

16        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Wireless Telecommunication Services — 0.1%
32,046	Crown Castle International Corp. (l)	$525,554

	TOTAL TELECOMMUNICATION SERVICES	3,488,682

	TOTAL COMMON STOCK (Cost — $4,790,391)	4,160,071

CONVERTIBLE PREFERRED STOCK — 0.4%
FINANCIALS — 0.3%
Diversified Financials — 0.3%
3,968	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	3,814,240

TELECOMMUNICATION SERVICES — 0.1%
Wireless Telecommunication Services — 0.1%
18,000	Crown Castle International Corp., 6.250% due 8/15/12	891,000

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $1,718,670)	4,705,240

WARRANTS	SECURITY	VALUE
WARRANTS (l) — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
1,865	Merrill Corp., Class B Shares, Expire 5/1/09 (j)	0

INFORMATION TECHNOLOGY — 0.0%
Internet Software & Services — 0.0%
2,095	CYBERNET Internet Services Intl., Expire 7/1/09 (g)(j)	0
8,430	Netco Government Services Inc., Expire 3/1/05	84

	TOTAL INFORMATION TECHNOLOGY	84

MATERIALS — 0.0%
Containers & Packaging — 0.0%
220	Pliant Corp., Expire 6/1/10	2

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
1,780	GT Group Telecom Inc., Expire 2/1/10 (g)(j)	0
1,185	Horizon PCS Inc., Expire 10/1/10 (g)(j)	0
5,000	Iridium World Communications Ltd., Expire 7/15/05 (g)(j)	50
1,000	IWO Holdings Inc., Expire 1/15/11 (g)(j)	0
250	Jazztel PLC, Expire 7/15/10 (j)	0
7,800	RSL Communications Ltd., Expire 11/15/06 (j)	0

		50

Wireless Telecommunication Services — 0.0%
900	American Tower Corp., Expire 8/1/08	207,450

	TOTAL TELECOMMUNICATION SERVICES	207,500

	TOTAL WARRANTS
	(Cost — $414,996)	207,586

See Notes to Financial Statements.

17        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE

EMERGING MARKETS DEBT — 14.6%
Sovereign Debt — 14.6%
		Federal Republic of Brazil:
$ 1,925,000	BB-	10.500% due 7/14/14	$2,247,437
4,175,000	BB-	12.250% due 3/6/30	5,411,844
450,000	BB-	11.000% due 8/17/40	521,775
21,132,453	B+	Series 18 Years, 3.125% due 4/15/12 (d)(h)	20,221,116
7,720,921	B+	Series 20 Years, 8.000% due 4/15/14 (d)	7,906,706
2,300,000	A-	Malaysia, 7.500% due 7/15/11	2,678,161
5,300,000	AA-	Region of Lombardy, 5.804% due 10/25/32 (d)	5,846,700
8,525,000	D	Republic of Argentina, 6.000% due 3/31/23 (i)	4,774,000
1,490,000	BBB-	Republic of Bulgaria, Series REGS, 8.250% due 1/15/15	1,892,300
		Republic of Colombia:
5,075,000	BB	10.000% due 1/23/12	5,734,750
2,150,000	BB	10.750% due 1/15/13	2,520,875
1,325,000	BB	8.125% due 5/21/24	1,281,937
1,325,000	BB	8.375% due 2/15/27	1,278,625
300,000	BB	10.375% due 1/28/33	341,250
		Republic of Ecuador, Series REGS:
5,975,000	B-	12.000% due 11/15/12	6,214,000
700,000	B-	6.000% due 8/15/30	651,875
		Republic of Panama:
765,000	BB	9.625% due 2/8/11	902,700
325,000	BB	10.750% due 5/15/20	423,313
2,075,000	BB	9.375% due 1/16/23	2,438,125
175,000	BB	8.875% due 9/30/27	195,125
		Republic of Peru:
3,750,000	BB	9.125% due 2/21/12	4,326,563
200,000	BB	9.875% due 2/6/15	240,250
		Series 20 Years:
4,775,000	BB-	4.000% due 3/7/17	4,458,656
1,324,400	BB-	4.500% due 3/7/17	1,264,802
		Republic of Philippines:
2,400,000	BB-	8.375% due 3/12/09	2,562,000
825,000	BB-	8.875% due 3/17/15	838,489
5,400,000	BB-	10.625% due 3/16/25	5,966,730
1,975,000	BBB	Republic of South Africa, Notes, 6.500% due 6/2/14	2,174,969
		Republic of Turkey:
2,275,000	BB-	11.500% due 1/23/12	2,912,000
3,350,000	BB-	11.000% due 1/14/13 (d)	4,254,500
2,525,000	BB-	11.875% due 1/15/30 (d)	3,610,750
		Republic of Ukraine:
1,200,000	B+	6.875% due 3/4/11	1,269,000
1,125,000	B+	7.650% due 6/11/13	1,237,500
		Republic of Venezuela:
1,975,000	B	5.375% due 8/7/10	1,821,444
3,950,000	B	10.750% due 9/19/13 (d)	4,572,125
4,415,000	B	8.500% due 10/8/14 (d)	4,506,611
2,000,000	B	9.250% due 9/15/27 (d)	2,062,500

See Notes to Financial Statements.

18        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(f)	SECURITY	VALUE

Sovereign Debt — 14.6% (continued)
		Russian Federation, Unsub. Notes, Series REGS:
$ 1,290,000	BBB-	8.250% due 3/31/10	$1,422,225
2,475,000	BBB-	11.000% due 7/24/18	3,514,500
22,725,000	BBB-	5.000% due 3/31/30 (d)	23,888,520
		United Mexican States:
2,175,000	BBB	6.375% due 1/16/13 (d)	2,333,775
12,475,000	BBB	6.625% due 3/3/15 (d)	13,538,494
850,000	BBB	8.300% due 8/15/31	1,032,325

		TOTAL EMERGING MARKETS DEBT (Cost — $159,890,699)	167,291,342

LOAN PARTICIPATIONS — 0.1%
Sovereign Debt — 0.1%
964,588	BB	Kingdom of Morocco, Series A, 3.803% due 1/2/09 (CS First Boston Corp.) (h)(m) (Cost — $952,981)	950,120

		SUB-TOTAL INVESTMENTS (Cost — $1,042,501,949)	1,073,456,716

REPURCHASE AGREEMENTS — 24.3%
100,000,000		Interest in $651,908,000 joint tri-party repurchase agreement with Deutsche Bank Securities Inc. dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity —$100,006,944; (Fully collateralized by various U.S. Agency Securities, 0.000% to 7.625% due 2/3/05 to 7/15/32; Market value — $102,000,000)	100,000,000
79,351,000		Interest in $458,990,000 joint tri-party repurchase agreement with Morgan Stanley dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity — $79,356,510; (Fully collateralized by various U.S. Agency Securities, 0.000% to 6.000% due 5/4/05 to 4/26/24; Market value — $81,718,834)	79,351,000
100,000,000		Interest in $1,174,865,000 joint tri-party repurchase agreement with UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity — $100,006,944; (Fully collateralized by various U.S. Agency Securities, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value — $102,000,000)	100,000,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $279,351,000)	279,351,000

		TOTAL INVESTMENTS — 117.8% (Cost — $1,321,852,949**)	1,352,807,716
		Liabilities in Excess of Other Assets — (17.8%)	(204,677,602)

		TOTAL NET ASSETS — 100.0%	$1,148,130,114

See Notes to Financial Statements.

19        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	January 31, 2005

(a)	Date shown represents the last in range of maturity dates of mortgage certificates owned.
(b)	Security acquired under mortgage dollar roll agreement (See Notes 1 and 3).
(c)	Security is traded on a “to be announced” TBA basis (See Note 1).
(d)	All or a portion of this security is segregated for open futures contracts and/or TBA securities.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*), which are rated by Moody’s Investors Service.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.
(h)	Variable rate security — rate resets periodically.
(i)	Security is currently in default.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(k)	Security has been issued with attached warrants.
(l)	Non-income producing security.
(m)	Participation interest was acquired through the financial institution indicated parenthetically.
**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 21 and 22 for definitions of ratings.

See Notes to Financial Statements.

20        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign, which is used to show relative standing within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

—   Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

—   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC and C

—   Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating classification from “A” through “Caa”. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.
A

—   Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

—   Bonds rated “Baa” are considered to be medium grade obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba

—   Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

—   Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

21        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Caa	— Bonds rated “Caa” are of poor standing. Such issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	— Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

22        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	January 31, 2005

ASSETS:
Investments, at value (Cost — $1,042,501,949)	$1,073,456,716
Repurchase agreements, at value (Cost — $279,351,000)	279,351,000

Total investments, at value (Cost — $1,321,852,949)	1,352,807,716
Receivable for securities sold	53,917,175
Interest receivable	12,946,339
Receivable for Fund shares sold	1,155,477
Receivable from broker — variation margin on open futures contracts	162,953
Prepaid expenses	224,894
Other assets	203,000

Total Assets	1,421,417,554

LIABILITIES:
Payable for securities purchased	270,879,260
Payable for Fund shares reacquired	1,062,757
Investment advisory fee payable	439,980
Transfer agency service fees payable	252,051
Administration fee payable	195,567
Deferred mortgage dollar roll income	167,342
Distribution plan fees payable	136,689
Trustees’ fees payable	17,656
Due to custodian	1,582
Accrued expenses	134,556

Total Liabilities	273,287,440

Total Net Assets	$1,148,130,114

NET ASSETS:
Par value of shares of beneficial interest (Note 6)	$164,915
Capital paid in excess of par value	1,437,370,700
Undistributed net investment income	11,297,163
Accumulated net realized loss from investment transactions, futures contracts and foreign currency transactions	(333,490,769)
Net unrealized appreciation of investments, futures contracts and foreign currencies	32,788,105

Total Net Assets	$1,148,130,114

Shares Outstanding:
Class A	84,904,802

Class B	40,052,819

Class C	19,644,118

Class Y	20,312,808

Net Asset Value:
Class A (and redemption price)	$6.95

Class B *	$6.99

Class C *	$6.96

Class Y (and redemption price)	$6.96

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.50%)	$7.28

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

23        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended January 31, 2005

INVESTMENT INCOME:
Interest	$39,246,854
Dividends	81,014

Total Investment Income	39,327,868

EXPENSES:
Investment advisory fee (Note 2)	2,649,085
Distribution plan fees (Notes 2 and 4)	2,369,047
Administration fee (Note 2)	1,177,371
Transfer agency service fees (Notes 2 and 4)	552,466
Custody	80,901
Audit and legal	37,649
Shareholder communications (Note 4)	36,818
Trustees’ fees	11,717
Other	33,692

Total Expenses	6,948,746
Less: Investment advisory and administration fee waiver (Notes 2 and 8)	(378,088)

Net Expenses	6,570,658

Net Investment Income	32,757,210

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	16,040,320
Futures contracts	674,079
Foreign currency transactions	(1,252)

Net Realized Gain	16,713,147

Net Change in Unrealized Appreciation/Depreciation From:
Investments and futures contracts	23,422,383
Foreign currencies	1,852

Net Change in Unrealized Appreciation/Depreciation	23,424,235

Net Gain on Investments, Futures Contracts and Foreign Currencies	40,137,382

Increase in Net Assets From Operations	$72,894,592

See Notes to Financial Statements.

24        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2005 (unaudited)

and the Year Ended July 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$32,757,210	$69,444,562
Net realized gain	16,713,147	10,818,726
Net change in unrealized appreciation/depreciation	23,424,235	15,847,191

Increase in Net Assets From Operations	72,894,592	96,110,479

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(27,780,345)	(61,429,109)

Decrease in Net Assets From Distributions to Shareholders	(27,780,345)	(61,429,109)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	69,867,539	159,042,870
Net asset value of shares issued for reinvestment of distributions	14,437,190	31,561,098
Cost of shares reacquired	(151,740,602)	(355,319,998)

Decrease in Net Assets From Fund Share Transactions	(67,435,873)	(164,716,030)

Decrease in Net Assets	(22,321,626)	(130,034,660)
NET ASSETS:
Beginning of period	1,170,451,740	1,300,486,400

End of period*	$1,148,130,114	$1,170,451,740

* Includes undistributed net investment income of:	$11,297,163	$6,321,550

See Notes to Financial Statements.

25        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class A Shares(1)	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$6.69		$6.52		$6.32	$6.74	$7.19	$7.46
Income (Loss) From Operations:
Net investment income	0.20		0.38		0.37	0.41	0.49	0.51
Net realized and unrealized gain (loss)	0.23		0.13		0.22	(0.39)	(0.37)	(0.27)
Total Income From Operations	0.43		0.51		0.59	0.02	0.12	0.24
Less Distributions From:
Net investment income	(0.17)		(0.34)		(0.37)	(0.37)	(0.57)	(0.51)
Return of capital	—		—		(0.02)	(0.07)	—	—
Total Distributions	(0.17)		(0.34)		(0.39)	(0.44)	(0.57)	(0.51)
Net Asset Value, End of Period	$6.95		$6.69		$6.52	$6.32	$6.74	$7.19
Total Return(3)	6.47	%‡	7.93%		9.53%	0.32%	1.79%	3.35%
Net Assets, End of Period (000s)	$590,127		$581,193		$595,373	$612,665	$612,268	$535,525
Ratios to Average Net Assets:
Expenses	0.97	%†(4)	1.02%		1.02%	1.04%	1.00%	1.03%
Net investment income	5.71	†	5.67		5.64	6.14	7.01	6.93
Portfolio Turnover Rate	28	%(5)	48	%(5)	311%	211%	117%	110%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment advisor and administrator voluntarily waived a portion of their fees for the six months ended January 31, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 1.03%.
(5)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 171% and 357% for the six months ended January 31, 2005 and the year ended July 31, 2004, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

26        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class B Shares(1)	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$6.72		$6.55		$6.35	$6.77	$7.22	$7.48
Income (Loss) From Operations:
Net investment income	0.18		0.35		0.34	0.37	0.45	0.47
Net realized and unrealized gain (loss)	0.24		0.13		0.22	(0.38)	(0.36)	(0.26)
Total Income (Loss) From Operations	0.42		0.48		0.56	(0.01)	0.09	0.21
Less Distributions From:
Net investment income	(0.15)		(0.31)		(0.34)	(0.34)	(0.54)	(0.47)
Return of capital	—		—		(0.02)	(0.07)	—	—
Total Distributions	(0.15)		(0.31)		(0.36)	(0.41)	(0.54)	(0.47)
Net Asset Value, End of Period	$6.99		$6.72		$6.55	$6.35	$6.77	$7.22
Total Return(3)	6.32	%‡	7.35%		8.90%	(0.22)%	1.27%	2.98%
Net Assets, End of Period (000s)	$279,891		$317,760		$435,139	$545,993	$790,351	$1,148
Ratios to Average Net Assets:
Expenses	1.47	%†(4)	1.54%		1.51%	1.51%	1.53%	1.50%
Net investment income	5.21	†	5.16		5.17	5.71	6.46	6.46
Portfolio Turnover Rate	28	%(5)	48	%(5)	311%	211%	117%	110%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment advisor and administrator voluntarily waived a portion of their fees for the six months ended January 31, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 1.54%.
(5)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 171% and 357% for the six months ended January 31, 2005 and the year ended July 31, 2004, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

27        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class C Shares(1)(2)	2005(3)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$6.70		$6.53		$6.34	$6.76	$7.21	$7.48
Income (Loss) From Operations:
Net investment income	0.18		0.35		0.33	0.37	0.47	0.48
Net realized and unrealized gain (loss)	0.23		0.13		0.22	(0.38)	(0.38)	(0.28)
Total Income (Loss) From Operations	0.41		0.48		0.55	(0.01)	0.09	0.20
Less Distributions From:
Net investment income	(0.15)		(0.31)		(0.34)	(0.34)	(0.54)	(0.47)
Return of capital	—		—		(0.02)	(0.07)	—	—
Total Distributions	(0.15)		(0.31)		(0.36)	(0.41)	(0.54)	(0.47)
Net Asset Value, End of Period	$6.96		$6.70		$6.53	$6.34	$6.76	$7.21
Total Return(4)	6.22	%‡	7.43%		8.84%	(0.16)%	1.27%	2.84%
Net Assets, End of Period (000s)	$136,769		$138,059		$142,647	$145,921	$153,302	$146,086
Ratios to Average Net Assets:
Expenses	1.47	%†(5)	1.48%		1.50%	1.51%	1.49%	1.46%
Net investment income	5.20	†	5.21		5.16	5.68	6.57	6.50
Portfolio Turnover Rate	28	%(6)	48	%(6)	311%	211%	117%	110%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended January 31, 2005 (unaudited).
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment advisor and administrator voluntarily waived a portion of their fees for the six months ended January 31, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 1.54%.
(6)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 171% and 357% for the six months ended January 31, 2005 and the year ended July 31, 2004, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

28        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class Y Shares(1)	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$6.69		$6.52		$6.33	$6.74	$7.20	$7.46
Income (Loss) From Operations:
Net investment income	0.21		0.40		0.39	0.43	0.51	0.53
Net realized and unrealized gain (loss)	0.24		0.13		0.21	(0.38)	(0.37)	(0.26)
Total Income From Operations	0.45		0.53		0.60	0.05	0.14	0.27
Less Distributions From:
Net investment income	(0.18)		(0.36)		(0.39)	(0.39)	(0.60)	(0.53)
Return of capital	—		—		(0.02)	(0.07)	—	—
Total Distributions	(0.18)		(0.36)		(0.41)	(0.46)	(0.60)	(0.53)
Net Asset Value, End of Period	$6.96		$6.69		$6.52	$6.33	$6.74	$7.20
Total Return(3)	6.79	%‡	8.28%		9.71%	0.80%	2.00%	3.83%
Net Assets, End of Period (000s)	$141,343		$133,440		$127,327	$130,326	$146,140	$157,526
Ratios to Average Net Assets:
Expenses	0.62	%†(4)	0.68%		0.67%	0.68%	0.70%	0.69%
Net investment income	6.06	†	6.02		5.99	6.50	7.30	7.28
Portfolio Turnover Rate	28	%(5)	48	%(5)	311%	211%	117%	110%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment advisor and administrator voluntarily waived a portion of their fees for the six months ended January 31, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 0.68%.
(5)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 171% and 357% for the six months ended January 31, 2005 and the year ended July 31, 2004, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

29        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Smith Barney Diversified Strategic Income Fund (“Fund”), a separate diversified investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sale price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sale price. Securities traded in over-the-counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates values.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer, for which specific information is not known, for example the face amount and maturity date in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the pur -

30        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

chase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

(f) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method.

(h) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

(i) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(j) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP.

(k) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

31        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(l) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(m) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. The Fund has also entered into a sub-advisory agreement with Citigroup Asset Management Ltd. (“CAM Ltd.”), another indirect wholly-owned subsidiary of Citigroup. From its fee, SBFM pays CAM Ltd. a sub-advisory fee calculated at an annual rate of 0.10% of the Fund’s average daily net assets.

During the six months ended January 31, 2005, SBFM voluntarily waived a portion of its investment advisory fee in the amount of $348,636.

SBFM also acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended January 31, 2005, SBFM voluntarily waived a portion of its administration fee in the amount of $29,452.

Citigroup Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended January 31, 2005, the Fund paid transfer agent fees of $342,764 to CTB. In addition, for the six months ended January 31, 2005, the Fund also paid $8,781 to other Citigroup affiliates for shareholder recordkeeping services.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund’s distributors.

There is a maximum sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

32        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2005, CGM and its affiliates received sales charges of approximately $353,000 on sales of the Fund’s Class A shares. In addition, CDSCs paid to CGM and its affiliates for the six months ended January 31, 2005 were approximately:

	Class A	Class B	Class C
CDSCs	$0*	$161,000	$5,000

*	Amount represents less than $1,000.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended January 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) were as follows:

Purchases	$321,404,932

Sales	453,624,280

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$58,749,005
Gross unrealized depreciation	(27,794,238)

Net unrealized appreciation	$30,954,767

At January 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. Treasury 10 Year Notes	146	3/05	$47,961,808	$49,267,969	$1,306,161
U.S. Treasury 20 Year Bonds	429	3/05	16,382,186	16,390,781	8,595

Contracts to Sell:
U.S. Treasury 2 Year Notes	300	3/05	(62,924,371)	(62,718,750)	205,621
U.S. Treasury 5 Year Notes	487	3/05	(53,517,711)	(53,204,750)	312,961

Net Unrealized Gain on Open Futures Contracts					$1,833,338

At January 31, 2005, the Fund had outstanding net contracts to repurchase mortgage-backed securities of $269,691,875.

At January 31, 2005, the Fund held loan participations with a total cost of $952,981.

4.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at an annual rate of 0.50% and 0.45%, respectively, of the average daily

33        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

net assets of each class. For the six months ended January 31, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
Rule 12b-1 Distribution Plan Fees	$746,265	$1,133,665	$489,117

For the six months ended January 31, 2005, total Transfer Agency Service fees were as follows:

	Class A	Class B	Class C	Class Y
Transfer Agency Service Fees	$290,030	$154,759	$107,613	$64

For the six months ended January 31, 2005, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C	Class Y
Shareholder Communication Expenses	$18,400	$13,800	$4,600	$18

5.	Distributions Paid to Shareholders by Class

	Six Months Ended January 31, 2005	Year Ended July 31, 2004
Class A
Net investment income	$14,533,467	$30,442,037

Total	$14,533,467	$30,442,037

Class B
Net investment income	$6,558,062	$17,124,785

Total	$6,558,062	$17,124,785

Class C*
Net investment income	$3,083,763	$6,665,242

Total	$3,083,763	$6,665,242

Class Y
Net investment income	$3,605,053	$7,197,045

Total	$3,605,053	$7,197,045

*	As of April 29, 2004, Class L Shares were renamed as Class C Shares.

6.	Shares of Beneficial Interest

At January 31, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2005		Year Ended July 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,966,396	$47,751,007	15,156,782	$101,831,975
Shares issued on reinvestment	1,245,769	8,568,144	2,616,268	17,567,788
Shares reacquired	(10,208,941)	(70,155,844)	(22,227,794)	(149,299,257)

Net Decrease	(1,996,776)	$(13,836,693)	(4,454,744)	$(29,899,494)

Class B
Shares sold	1,310,823	$9,029,968	3,536,376	$23,897,819
Shares issued on reinvestment	546,019	3,774,965	1,402,755	9,467,586
Shares reacquired	(9,062,060)	(62,461,073)	(24,100,644)	(162,603,390)

Net Decrease	(7,205,218)	$(49,656,140)	(19,161,513)	$(129,237,985)

34        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended January 31, 2005		Year Ended July 31, 2004
	Shares	Amount	Shares	Amount
Class C*
Shares sold	1,177,142	$8,099,076	3,558,823	$23,984,863
Shares issued on reinvestment	303,981	2,094,081	657,897	4,426,481
Shares reacquired	(2,439,235)	(16,788,446)	(5,456,797)	(36,721,755)

Net Decrease	(958,112)	$(6,595,289)	(1,240,077)	$(8,310,411)

Class Y
Shares sold	719,203	$4,987,488	1,383,651	$9,328,213
Shares issued on reinvestment	—	—	14,802	99,243
Shares reacquired	(339,131)	(2,335,239)	(986,589)	(6,695,596)

Net Increase	380,072	$2,652,249	411,864	$2,731,860

*	On April 29, 2004, Class L shares were renamed as Class C shares.

7.	Capital Loss Carryforward

On July 31, 2004, the Fund had, for federal income tax purposes, a net capital loss carryforward of $349,829,000, of which $91,909,000 expires in 2008, $98,977,000 in 2009, $120,890,000 in 2010 and $38,053,000 in 2011. These amounts will be available to offset any future taxable capital gains.

8.	Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor. Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter

35        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

9.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The Complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commission. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future. As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

36        Smith Barney Diversified Strategic Income Fund      |      2005 Semi-Annual Report

SMITH BARNEY

DIVERSIFIED STRATEGIC INCOME FUND

TRUSTEES

Lee Abraham

Jane F. Dasher

R. Jay Gerken, CFA
    Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and
Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Robert J. Brault

Chief Financial Officer

and Treasurer

Olivier Asselin

Vice President and

Investment Officer

Roger M. Lavan, CFA

Vice President and

Investment Officer

Beth A. Semmel, CFA

Vice President and

Investment Officer

Peter J. Wilby, CFA

Vice President and

Investment Officer

David M. Zahn, CFA

Vice President and

Investment Officer

OFFICERS (continued)

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer

and Chief
Compliance Officer

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT ADVISER

AND ADMINISTRATOR

Smith Barney Fund Management LLC

SUB-ADVISER

Citigroup Asset Management Ltd.

DISTRIBUTORS

Citigroup Global Markets Inc.

PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
    Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island
02940-9662

Smith Barney Income Funds

Smith Barney Diversified Strategic Income Fund

The Fund is a separate investment fund of Smith Barney Income Funds,

a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Diversified Strategic Income Fund, but it may also be used as sales literature.

SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.smithbarneymutualfunds.com

©2005 Citigroup Global Markets Inc. Member NASD, SIPC

FD02174 3/05	05-8044

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Smith Barney Income Funds

Date: April 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Income Funds

Date: April 7, 2005

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Smith Barney Income Funds

Date: April 7, 2005